Related Parties - Transactions and Balances	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES

NOTE 10 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Balances with related parties:

	December 31,
	2020	2019
	(U.S. Dollars in thousands)
Related party accrued liability	-	72
Related party liability, refer to note 6	-	17,748

b.	Related parties transactions:

	Year ended December 31,
	2020	2019	2018
	(U.S. Dollars in thousands)
Research and development – see c and d below	355	154	542
General and administrative – See c, e and f below	(167)	5,824	892

c.	Six-Eye Interactive agreements for services

On June 1 2015, Nanox PLC entered into a consulting agreement with Six-Eye, a company owned by Ran Poliakine, the Company’s CEO and one of major shareholders, pursuant to which Ran Poliakine agreed to provide services as Chief Strategy Officer and a member of the Executive Committee to Nanox PLC. On May 1, 2017, Nanox PLC entered into a services agreement with Six-Eye for the supply of ongoing services, which include research and development services, general and financial management (including accountancy), office management services and operational and supply services. According to the agreement between the parties, Nanox PLC reimburses Six-Eye for its actual direct expenses plus a 12% surplus charge. The agreements were terminated in September 2019. During the years ended December 31 2019 and 2018 the total expenses to Six-Eye were $679 thousand and $1,434 thousand, respectively. In addition to the services provided by Six-Eye during 2019, Six-Eye also paid directly to third-party consultants and suppliers on behalf of the Company in the amount of approximately $1,015 thousand prior to the completion of the Company’s equity financing.

d.	SixAI Ltd Service agreement

On April 16,2020, the Company entered into an agreement with SixAI Ltd. (hereinafter-“SixAI”) a company controlled by Ran Poliakine, the Company’s CEO for certain software development and mechanical engineering services. The service agreement is effective as of March 1, 2020 and has been extended by mutual agreement of the parties to March 31, 2021. During the year ended December 31, 2020, the Company recorded an expense of $355 thousand. Mr. Poliakine currently serves as a member of the board of directors of SixAI and Mr. Poliakine is a significant shareholder of SixAI.

e.	Illumigyn Ltd.

Illumigyn Ltd (hereinafter – “Illumigyn”) is a company in which Ran Poliakine, the Company’s CEO, is a significant shareholder primarily through indirect holdings. Since November 1 2019, Illumigyn sub-leased in transaction approximately 1,800 square feet of private office space, including access to shared public spaces, from the office spaces which the Company leases in Neve Ilan, Israel. Illumigyn pays approximately $12 thousand per month. During the year ended December 31, 2020, the Company received approximately $163 thousand in relation to the sub lease.

f.	Wellsese Technologies Ltd.

Wellsense Technologies Ltd (hereinafter – “Wellsense”) is a company in which Ran Poliakine, the Company’s CEO, and Richard Stone, a member of the Company’s board of directors, are shareholders. Since February 2020, Wellsense has sub-leased private office space, including access to shared public spaces, from the Company in Neve Ilan, Israel. Wellsense pays approximately $7.0 thousand per month. During the year ended December 31, 2020, the Company received $59 thousand, in relation to the sub lease.

g.	Pursuant to the Asset Purchase Agreement between Nanox IL and Nanox PLC, as of December 31, 2020, the Company has settled the related party liability balance of $192 thousand to Nanox Japan and Nanox PLC, mainly for Fixed Assets which were transferred to the Company as part of the APA.